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September 16, 2002


VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0506

Subject:  GE Life and Annuity Assurance Company
          GE Life & Annuity Separate Account 4
          SEC File No. 333-31172
          CIK No. 0000822616

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life & Annuity Separate Account 4 (the "Separate Account") and GE Life and Annuity Assurance Company (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 6 to the Registration Statement for the Company and the Separate Account which was filed electronically and became effective on September 13, 2002.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,


/s/ Heather Harker
Heather Harker, Esq.
Vice President, Associate General Counsel
  and Assistant Secretary